Debt Obligations - Debt Obligations (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Fixed-rate debt	$ 1,606,311	$ 1,608,217	$ 615,721
Variable-rate debt	238,568	209,569	444,969
Unsecured Debt	1,230,569	1,202,476	831,969
Secured Debt	614,310	615,310	228,721
Total	$ 1,844,879	$ 1,817,786	$ 1,060,690